Borrowings - Evolution of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Amount at the beginning of the year	$ 1,007,752	$ 817,651
Proceeds from long-term borrowings	7,739	41,082	$ 30,972
Payments of long-term borrowings	(24,105)	(14,012)	(108,425)
Proceeds from short term borrowings	448,532	347,928
Payments of short-term borrowings	(420,276)	(192,648)	(328,463)
Payments of interest	(43,457)	(33,189)
Accrued interest	33,495	51,596
Acquisition of subsidiaries	0	17,738
Exchange differences, inflation and translation, net	(105,465)	(30,489)
Others	734	2,095
Amount at the end of the year	$ 904,949	$ 1,007,752	$ 817,651